General Information (Narrative) (Details)	1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 30, 2020 $ / bbl MMBbls	Aug. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / bbl MMBbls	Dec. 31, 2019 installment	Mar. 01, 2020 $ / bbl
Disclosure of general information [line items]
Price per Barrels of oil | $ / bbl	16		30		50
Volume of oil output cut | MMBbls	9.7
Capital Expenditure Reduction Percent			60.00%
Cost Savings in Reduced Workforce		$ 3,949,000
Colombia [Member]
Disclosure of general information [line items]
Number of Installments, Income Tax Liability Payment, COVID 19 | installment				12
Minimum
Disclosure of general information [line items]
Oil output cut due to demand destruction | MMBbls			3
Adjusted capital expenditures			$ 65,000,000
Capital Expenditure Preliminary Estimated Amount			$ 180,000,000
Maximum
Disclosure of general information [line items]
Oil output cut due to demand destruction | MMBbls			5
Adjusted capital expenditures			$ 75,000,000
Capital Expenditure Preliminary Estimated Amount			$ 200,000,000